Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2018
Other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of Capital Commitments

	US dollar
Figures in million	2018	2017

Capital expenditure commitments

Contracts for capital expenditure	16	12
Share of joint venture's contract for capital expenditure	4	16
Authorised by the directors but not contracted for	124	60

Total capital commitments	144	88

Disclosure of Environmental Obligation Guarantees

	US dollar
Figures in million	2018	2017

Guarantees

Guarantees and suretyships	10	1
Environmental guarantees[1]	35	37

Total guarantees	45	38

1 At 30 June 2018, US$5.4 million (2017: US$4.7 million) has been pledged as collateral for environmental guarantees in favour of certain financial institutions. Refer to note 17.